Schedule of related party receivables (Details) € in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)
IfrsStatementLineItems [Line Items]
Total related party receivables	$ 370	€ 324
A One Shola A One Modea Safety And Security LLC [member]
IfrsStatementLineItems [Line Items]
Total related party receivables		€ 324